Loans to group companies	12 Months Ended
Dec. 31, 2018
Aegon N.V [member]
Statement [LineItems]
Loans to group companies

9 Loans to group companies

	2018	2017
At January 1	2,690	4,123

Additions/(repayments)	(333)	(990)

Other changes	131	(443)
At December 31	2,487	2,690

Current	60	439

Non-current	2,427	2,251

The other changes in Loans to group companies mainly relate to currency exchange rate fluctuations.